LEASES - Additional Lease Information (Details)	Dec. 31, 2023	Dec. 31, 2022
Weighted-average remaining lease term (in years)
Operating leases	4 years 2 months 12 days	3 years 9 months 18 days
Finance leases	3 years 2 months 12 days	3 years 7 months 6 days
Weighted-average discount rate
Operating leases	4.90%	3.40%
Finance leases	2.20%	1.50%